Leases - Maturities Of Gross Finance Lease Receivables (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 231,432
2026	220,064
2027	194,218
2028	187,853
2029	185,641
2030 and thereafter	1,239,741
Total	$ 2,258,949